RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Mar. 18, 2021
Related Party Transaction [Line Items]
Due to Related Parties		$ 8,640
Related party expenses outstanding	$ 0	8,640
Working capital loans warrant
Related Party Transaction [Line Items]
Outstanding balance of related party note		0
Loan conversion agreement warrant		1,500,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 250,000
Promissory Note Outstanding	0	0
Promissory Note with Related Party | Commercial Paper
Related Party Transaction [Line Items]
Promissory Note Outstanding		0
Related Party Loans
Related Party Transaction [Line Items]
Proceeds held in trust account used to repay working capital loans	0
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Outstanding balance of related party note	0	$ 0
Loan conversion agreement warrant	$ 1,500,000
Price of warrant	$ 1.00	$ 1.00
Sponsor
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 250,000